Business Combinations - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [abstract]
Business combination transactions during period	€ 0	€ 0	€ 0